Note Allowance for loan losses (Troubled debt restructurings loan count by type of modification) (Detail) - loans	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Troubled Debt Restructuring
Reduction In Interest Rate	2,001	2,252
Extension of Maturity Date	159	227
Combination Interest Rate Reduction Maturity Date Extension	438	484
Other Modifications	816	803
Commercial multi-family
Troubled Debt Restructuring
Reduction In Interest Rate	0	0
Extension of Maturity Date	2	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
CRE non-owner occupied
Troubled Debt Restructuring
Reduction In Interest Rate	9	5
Extension of Maturity Date	12	8
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
CRE owner occupied
Troubled Debt Restructuring
Reduction In Interest Rate	39	25
Extension of Maturity Date	20	12
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
Commercial and industrial
Troubled Debt Restructuring
Reduction In Interest Rate	32	37
Extension of Maturity Date	18	43
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
Construction
Troubled Debt Restructuring
Reduction In Interest Rate	1	0
Extension of Maturity Date	1	4
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
Mortgages
Troubled Debt Restructuring
Reduction In Interest Rate	57	52
Extension of Maturity Date	56	61
Combination Interest Rate Reduction Maturity Date Extension	418	431
Other Modifications	113	142
Legacy
Troubled Debt Restructuring
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
Leasing
Troubled Debt Restructuring
Reduction In Interest Rate	0	0
Extension of Maturity Date	7	15
Combination Interest Rate Reduction Maturity Date Extension	16	48
Other Modifications	0	0
Credit cards
Troubled Debt Restructuring
Reduction In Interest Rate	802	1,070
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	700	653
Home equity lines of credit
Troubled Debt Restructuring
Reduction In Interest Rate	0	5
Extension of Maturity Date	1	0
Combination Interest Rate Reduction Maturity Date Extension	1	0
Other Modifications	2	0
Personal
Troubled Debt Restructuring
Reduction In Interest Rate	1,012	955
Extension of Maturity Date	31	71
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	1	6
Auto
Troubled Debt Restructuring
Reduction In Interest Rate	0	0
Extension of Maturity Date	11	13
Combination Interest Rate Reduction Maturity Date Extension	3	5
Other Modifications	0	0
Other
Troubled Debt Restructuring
Reduction In Interest Rate	49	103
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	2
PUERTO RICO
Troubled Debt Restructuring
Reduction In Interest Rate	2,001	2,247
Extension of Maturity Date	153	227
Combination Interest Rate Reduction Maturity Date Extension	411	466
Other Modifications	813	803
PUERTO RICO | Commercial multi-family
Troubled Debt Restructuring
Reduction In Interest Rate	0	0
Extension of Maturity Date	2	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
PUERTO RICO | CRE non-owner occupied
Troubled Debt Restructuring
Reduction In Interest Rate	9	5
Extension of Maturity Date	12	8
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
PUERTO RICO | CRE owner occupied
Troubled Debt Restructuring
Reduction In Interest Rate	39	25
Extension of Maturity Date	20	12
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
PUERTO RICO | Commercial and industrial
Troubled Debt Restructuring
Reduction In Interest Rate	32	37
Extension of Maturity Date	18	43
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
PUERTO RICO | Construction
Troubled Debt Restructuring
Reduction In Interest Rate	1	0
Extension of Maturity Date	1	4
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
PUERTO RICO | Mortgages
Troubled Debt Restructuring
Reduction In Interest Rate	57	52
Extension of Maturity Date	53	61
Combination Interest Rate Reduction Maturity Date Extension	392	413
Other Modifications	112	142
PUERTO RICO | Leasing
Troubled Debt Restructuring
Reduction In Interest Rate	0	0
Extension of Maturity Date	7	15
Combination Interest Rate Reduction Maturity Date Extension	16	48
Other Modifications	0	0
PUERTO RICO | Credit cards
Troubled Debt Restructuring
Reduction In Interest Rate	802	1,070
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	700	653
PUERTO RICO | Home equity lines of credit
Troubled Debt Restructuring
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
PUERTO RICO | Personal
Troubled Debt Restructuring
Reduction In Interest Rate	1,012	955
Extension of Maturity Date	29	71
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	1	6
PUERTO RICO | Auto
Troubled Debt Restructuring
Reduction In Interest Rate	0	0
Extension of Maturity Date	11	13
Combination Interest Rate Reduction Maturity Date Extension	3	5
Other Modifications	0	0
PUERTO RICO | Other
Troubled Debt Restructuring
Reduction In Interest Rate	49	103
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	2
UNITED STATES
Troubled Debt Restructuring
Reduction In Interest Rate	0	5
Extension of Maturity Date	6	0
Combination Interest Rate Reduction Maturity Date Extension	27	18
Other Modifications	3	0
UNITED STATES | Commercial multi-family
Troubled Debt Restructuring
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
UNITED STATES | CRE non-owner occupied
Troubled Debt Restructuring
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
UNITED STATES | CRE owner occupied
Troubled Debt Restructuring
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
UNITED STATES | Commercial and industrial
Troubled Debt Restructuring
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
UNITED STATES | Construction
Troubled Debt Restructuring
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
UNITED STATES | Mortgages
Troubled Debt Restructuring
Reduction In Interest Rate	0	0
Extension of Maturity Date	3	0
Combination Interest Rate Reduction Maturity Date Extension	26	18
Other Modifications	1	0
UNITED STATES | Legacy
Troubled Debt Restructuring
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
UNITED STATES | Credit cards
Troubled Debt Restructuring
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
UNITED STATES | Home equity lines of credit
Troubled Debt Restructuring
Reduction In Interest Rate	0	5
Extension of Maturity Date	1	0
Combination Interest Rate Reduction Maturity Date Extension	1	0
Other Modifications	2	0
UNITED STATES | Personal
Troubled Debt Restructuring
Reduction In Interest Rate	0	0
Extension of Maturity Date	2	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
UNITED STATES | Auto
Troubled Debt Restructuring
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
UNITED STATES | Other
Troubled Debt Restructuring
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0